Note 11 - Components of Accrued Liabilities (Details) - Accrued Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Accrued payroll, commission and benefits	$ 247,476	$ 277,119
Accrued project management costs	41,155	15,086
Value added tax payable	29,956	27,064
Customer advances	6,930	4,800
Accrued interest		3,112
Other	52,262	52,075
	$ 377,779	$ 379,256